ACQUISITIONS AND DIVESTITURES (Details 5) (USD $) In Millions, unless otherwise specified		12 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012 Total Bottling Operations Held for Sale	Dec. 31, 2012 Philippine Bottling Operations	Dec. 31, 2012 Brazilian Bottling Operations	Dec. 31, 2010 Disposal of Norwegian and Swedish Bottling Operations [Member]	Dec. 31, 2011 Coca-Cola Embonor SA [Member]	Dec. 31, 2010 Leao Junior SA [Member]	Dec. 31, 2012 Philippines Bottling Operations	Dec. 31, 2010 Corporate Leao Junior SA [Member]
Divestitures
Cash, cash equivalents and short-term investments	$ 178	$ 133	$ 45
Trade Accounts Receivable, less allowances	196	108	88
Inventories	272	187	85
Prepaid expenses and other assets	397	223	174
Other Assets	135	7	128
Property, plant and equipment - net	1,260	841	419
Bottlers' franchise rights with indefinite lives	471	341	130
Goodwill	170	148	22
Other intangible assets	1	0	1
Allowance for reduction of assets held for sale	(107)	(107)	0
Total Assets	2,973	1,881	1,092
Accounts payable and accrued expenses	398	241	157
Loans and notes payable	6	0	6
Current maturities of long-term debt	28	0	28
Accrued income taxes	0	(4)	4
Long-term debt	147	0	147
Other liabilities	95	20	75
Deferred income taxes	122	102	20
Total liabilities	796	359	437
Proceeds from the disposal of bottling companies and other investments						83
Percentage of Sale of Investments in Subsidiary								50.00%
Proceeds from Divestiture of Businesses				900	394
Loss on disposal group held for sale							108
Transaction cost related to acquisition and divestiture		$ 1